8A EARNINGS (LOSS) PER SHARE (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Outstanding options	1,024,029	972,700	150,000
Options granted to employees	60,000	982,700
Restricted stock units granted	0	590,869
Share-based awards outstanding	1,614,898	1,563,569
Share-based units available under the Plan		436,431